Related party transactions - Executive directors ESOP (Details)		12 Months Ended
	Dec. 20, 2019	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares	Nov. 30, 2019 € / shares	Jun. 30, 2019 € / shares	Jan. 01, 2019 EquityInstruments	Jun. 30, 2018 € / shares	Jun. 30, 2017 € / shares	Dec. 31, 2016 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options		4,358,069	3,536,651	2,862,216						2,293,636
Exercise price | € / shares		€ 135.75	€ 86.32	€ 21.17	€ 113.49	€ 113.49		€ 80.82	€ 18.41
Exercised		419,317	319,671	203,412
Time period for beneficiaries to choose contractual term (in days)	60 days
2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised			3,566
Executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options		80,000	80,000	123,200
Exercised		30,000	40,000	65,380
Tim Van Hauwermeiren | 2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares				€ 2.44
Exercised				65,380
Tim Van Hauwermeiren | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options				80,000
Term				10 years
Exercise price | € / shares				€ 21.17
Tim Van Hauwermeiren | 86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options			80,000
Term		10 years	10 years
Exercise price | € / shares			€ 86.32
Tim Van Hauwermeiren | 135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options		80,000
Exercise price | € / shares		€ 135.75
Tim Van Hauwermeiren | 7.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options		386,200					336,200
Exercise price | € / shares		€ 7.17	€ 7.17
Exercised		30,000	40,000
Eric Castaldi | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options				43,200
Term				10 years
Exercise price | € / shares				€ 21.17